Investment (Details) - Schedule of Investment ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Investment [Abstract]
Investment	₨ 457	$ 5.6	₨ 96
Total	₨ 457	$ 5.6	₨ 96